Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

Collection Period Start	1-Mar-23	Distribution Date	17-Apr-23
Collection Period End	31-Mar-23	30/360 Days	30
Beg. of Interest Period	15-Mar-23	Actual/360 Days	33
End of Interest Period	17-Apr-23

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,526,947,713.40	221,729,094.94	169,608,951.22	0.1110771
Total Securities		1,526,947,713.40	221,729,094.94	169,608,951.22	0.1110771
Class A-1 Notes	0.182500%	162,400,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.340000%	537,600,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.430000%	479,400,000.00	0.00	0.00	0.0000000
Class A-4 Notes	0.490000%	95,600,000.00	0.00	0.00	0.0000000
Certificates	0.000000%	251,947,713.40	221,729,094.94	169,608,951.22	0.6731911

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	0.00	0.00	0.0000000	0.0000000
Certificates	52,120,143.72	0.00	206.8688896	0.0000000
Total Securities	52,120,143.72	0.00

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					3,150,525.10
Monthly Interest					1,423,301.59

Total Monthly Payments					4,573,826.69
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					171,938.23
Aggregate Sales Proceeds Advance					777,865.96

Total Advances					949,804.19
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					56,881,373.29
Excess Wear and Tear and Excess Mileage					29,115.79
Remaining Payoffs					0.00
Net Insurance Proceeds					750,849.67
Residual Value Surplus					718,010.82

Total Collections					63,902,980.45

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		1,101,639.00			47
Involuntary Repossession		20,736.00			1
Voluntary Repossession		—			—
Full Termination		1,957,334.00			82
Bankruptcty		—			—
Insurance Payoff			750,849.67		33
Customer Payoff				5,643,618.35	338
Grounding Dealer Payoff				48,775,493.38	2,753
Dealer Purchase				—	—

Total		3,079,709.00	750,849.67	54,419,111.73	3,254

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	14,580	256,818,925.24	7.00000%	221,729,094.94
Total Depreciation Received		(3,881,892.92)		(2,884,307.12)
Principal Amount of Gross Losses	(42)	(735,087.18)		(642,516.16)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(6)	(166,835.72)		(138,075.45)
Scheduled Terminations	(3,174)	(55,794,014.90)		(48,455,244.99)

Pool Balance - End of Period	11,358	196,241,094.52		169,608,951.22
Remaining Pool Balance
Lease Payment				13,392,513.58
Residual Value				156,216,437.64

Total				169,608,951.22

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	63,902,980.45
Reserve Amounts Available for Distribution	7,634,738.57

Total Available for Distribution	71,537,719.02
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	854,324.39
3. Reimbursement of Sales Proceeds Advance	2,770,996.62
4. Servicing Fee:
Servicing Fee Due	184,774.25
Servicing Fee Paid	184,774.25
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	3,810,095.26
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	0.00
Class A-4 Notes Monthly Interest Paid	0.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	—
Total Note and Certificate Monthly Interest Paid	0.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	67,727,623.76
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	0.00
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	0.00
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	52,120,143.72
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	52,120,143.72
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	15,607,480.04

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,634,738.57
Required Reserve Account Amount			7,634,738.57
Beginning Reserve Account Balance			7,634,738.57
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,634,738.57
Reserve Fund Draw Amount			7,634,738.57
Deposit of Remaining Available Collections			7,972,741.47
Gross Reserve Account Balance			7,972,741.47
Remaining Available Collections Released to Seller			7,972,741.47
Total Ending Reserve Account Balance			0.00

V. POOL STATISTICS

Weighted Average Remaining Maturity			3.08
Monthly Prepayment Speed			105%
Lifetime Prepayment Speed			65%

		$	units
Recoveries of Defaulted and Casualty Receivables		859,419.02
Securitization Value of Defaulted Receivables and Casualty Receivables		642,516.16	42
Aggregate Defaulted and Casualty Gain (Loss)		216,902.86
Pool Balance at Beginning of Collection Period		221,729,094.94
Net Loss Ratio
Current Collection Period		0.0978%
Preceding Collection Period		0.0809%
Second Preceding Collection Period		0.0196%
Third Preceding Collection Period		0.0865%
Cumulative Net Losses for all Periods		-0.7842%	(11,974,597.53)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.71%	1,577,358.64	113
61-90 Days Delinquent	0.18%	401,100.39	31
91-120 Days Delinquent	0.11%	239,539.76	18
More than 120 Days	0.01%	13,034.59	1

Total Delinquent Receivables:	1.00%	2,231,033.38	163

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.29%	0.34%
Preceding Collection Period		0.31%	0.33%
Second Preceding Collection Period		0.31%	0.31%
Third Preceding Collection Period		0.34%	0.34%
60 Day Delinquent Receivables		653,674.74
Delinquency Percentage		0.29%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		3,058,973.00	129
Securitization Value		2,412,382.37	129

Aggregate Residual Value Surplus (Loss)		646,590.63

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		56,347,656.17	2,402
Cumulative Securitization Value		44,904,267.25	2,402

Cumulative Residual Value Surplus (Loss)		11,443,388.92

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			1,993,130.66
Reimbursement of Outstanding Advance			2,770,996.62
Additional Advances for current period			777,865.96

Ending Balance of Residual Advance			0.00

Beginning Balance of Payment Advance			682,386.16
Reimbursement of Outstanding Payment Advance			854,324.39
Additional Payment Advances for current period			171,938.23

Ending Balance of Payment Advance			0.00

NISSAN AUTO LEASE TRUST 2020-B

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets, or repurchases of Series Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO